Employee-Related Liabilities	12 Months Ended
Dec. 31, 2010
Employee-Related Liabilities
Employee-Related Liabilities

18. EMPLOYEE-RELATED LIABILITIES

Pension and Other Post-Employment Benefit Plans

Prior to January 2, 2002, our defined benefit pension plan covered most U.S. employees. Benefits for this plan were based on years of service and qualifying compensation during the final years of employment. Effective January 2, 2002, we amended our defined benefit plan to discontinue future benefit accruals for certain participants. In addition, effective January 2, 2002, no new participants will be added to the plan.

We also have a non-qualified plan under the Employee Retirement Income Security Act of 1974. This plan provides benefits in addition to the defined benefit plan. Eligibility for participation in this plan requires coverage under the defined benefit plan and other specific circumstances. The non-qualified plan has also been amended to discontinue future benefit accruals.

Prior to January 1, 2002, our health care plan provided postretirement medical benefits to full-time U.S. employees who met minimum age and service requirements. The plan is contributory, with retiree contributions adjusted annually, and contains other cost-sharing features such as deductibles and coinsurance. Effective January 1, 2002, we amended our health care plan to discontinue eligibility for postretirement medical benefits for certain participants. In addition, effective January 2, 2002, no new participants will be eligible for postretirement medical benefits under the plan.

Net periodic postretirement benefit cost (income) consists of the following:

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2010	2009	2008	2010	2009	2008
In millions

Service cost	$2.9	$3.0	$3.0	$—	$—	$0.1

Interest cost	9.6	10.0	10.5	1.4	1.5	1.6

Expected return on plan assets	(14.3)	(13.1)	(12.6)	—	—	—

Amortization of prior service cost	—	—	—	(0.5)	(0.5)	(0.5)

Net actuarial loss (gain)	8.5	5.2	0.7	(1.6)	(2.3)	(1.4)

Settlement and curtailment charges	—	0.3	—	—	—	—

Net periodic benefit cost (income)	$6.7	$5.4	$1.6	$(0.7)	$(1.3)	$(0.2)

To determine pension and other postretirement and post-employment benefit measurements for the plans, we used a measurement date of December 31.

The following is a table of actuarial assumptions used to determine the net periodic benefit cost:

	Pension Plans			Health Care and Other Plans
Year ended December 31,	2010	2009	2008	2010	2009	2008

Weighted-average assumptions:

Discount rate	5.18%	5.82%	6.39%	5.65%	6.19%	6.00%

Expected return on plan assets	8.38%	8.39%	8.30%	NA	NA	NA

Rate of compensation increase	3.73%	3.71%	3.75%	3.75%	3.75%	3.75%

Current medical cost trend rate	NA	NA	NA	8.00%	8.00%	8.00%

Ultimate medical cost trend rate	NA	NA	NA	5.75%	5.75%	5.75%

Year the rate reaches ultimate trend rate	NA	NA	NA	2016	2015	2014

The following summarizes the change in benefit obligation, change in plan assets, and funded status of the plans:

	Pension Plans		Health Care and Other Plans
Year ended December 31,	2010	2009	2010	2009
In millions

Change in benefit obligation:

Benefit obligation at beginning of year	$191.8	$179.3	$24.8	$26.0

Service cost	2.9	3.5	—	—

Interest cost	9.6	10.0	1.4	1.5

Plan participants' contributions	—	—	0.9	—

Actuarial loss (gain)	15.5	13.3	(2.0)	(1.1)

Gross benefits paid	(10.0)	(13.9)	(2.1)	(1.6)

Settlements and curtailments	—	(0.3)	—	—

Currency exchange (gain) loss	3.5	(0.1)	—	—

Benefit obligation at end of year	$213.3	$191.8	$23.0	$24.8

Change in plan assets:

Fair value of plan assets at beginning of year	$177.4	$162.0	$—	$—

Actual gain (loss) on plan assets	23.7	26.9	—	—

Employer contributions	0.7	2.3	1.2	1.6

Plan participants' contributions	—	—	0.9	—

Gross benefits paid	(10.0)	(13.9)	(2.1)	(1.6)

Currency exchange gain (loss)	0.4	0.1	—	—

Fair value of plan assets at end of year	$192.2	$177.4	$—	$—

Net amount recognized	$(21.1)	$(14.4)	$(23.0)	$(24.8)

Amounts recognized in statement of financial position:

Long-term assets	$12.2	$9.0	$—	$—

Accrued liabilities, current	(0.6)	(0.3)	(1.6)	(1.3)

Pension and post-employment liabilities	(32.7)	(23.1)	(21.4)	(23.5)

Net amount recognized	$(21.1)	$(14.4)	$(23.0)	$(24.8)

Amounts recognized in accumulated other comprehensive income (before tax):

	Pension Plans		Health Care and Other Plans
Year ended December 31,	2010	2009	2010	2009
In millions

Net actuarial loss (gain)	$61.0	$63.0	$(5.8)	$(5.4)

Prior service (credit) cost	—	—	(9.4)	(9.9)

Net amount recognized	$61.0	$63.0	$(15.2)	$(15.3)

The estimated amounts that will be amortized from accumulated other comprehensive income into net periodic benefit cost in 2011 are as follows:

	Pension Plans	Health Care and Other Plans
In millions

Actuarial loss (gain)	$7.9	$(1.8)

Prior service (credit) cost	—	(0.5)

	$7.9	$(2.3)

The following is a table of the actuarial assumptions used to determine the benefit obligation:

	Pension Plans		Health Care and Other Plans
Year ended December 31,	2010	2009	2010	2009

Weighted-average assumptions:

Discount rate	4.58%	5.18%	5.12%	5.65%

Rate of compensation increase	3.68%	3.73%	3.75%	3.75%

The composition of our plans and age of our participants are such that, as of December 31, 2010 and 2009, the medical cost trend rate no longer had a significant effect on the valuation of our health care plans.

The U.S. pension plan assets are invested primarily in marketable securities, including common stocks, bonds and interest-bearing deposits. The weighted-average allocation of pension benefit plan assets at year ended December 31 were as follows:

		Actual Allocation		Fair Value
Asset Category (Dollars in millions)	2010 Target Allocation	2010	2009	2010	2009

Cash	—	12%	5%	$22.9	$8.5

Equity securities	60%	68%	62%	126.8	108.2

Fixed income securities	40%	20%	33%	38.2	57.2

Total	100%	100%	100%	$187.9	$173.9

Asset Category (Dollars in millions)	Asset Value as of 12/31/2010

Cash and cash equivalents	$22.9

Equity securities:

U.S. large cap	57.1

Mid cap	14.7

Small cap	13.2

International	28.0

Emerging markets	13.8

Fixed income:

Investment grade bonds	11.6

U.S. treasuries	—

Corporate bonds	26.6

Total	$187.9

The investment objectives of our pension plan assets are as follows:

•	To achieve a favorable relative return as compared with inflation;

•	To achieve an above average total rate of return relative to capital markets;

•	Preservation of capital through a broad diversification among asset classes which react, as nearly as possible, independently to varying economic and market circumstances; and

•	Long-term growth, with a degree of emphasis on stable growth, rather than short-term capital gains.

Our pension expense and pension liability are actuarially determined, and we use various actuarial assumptions, including the discount rate, rate of salary increase, and expected return on assets to estimate our pension costs and obligations. We determine the expected return on plan assets based on our pension plans' intended long-term asset mix. The expected investment return assumption used for the pension plans reflects what the plans can reasonably expect to earn over a long-term period considering plan target allocations. The expected return includes an inflation assumption and adds real returns for the asset mix and a premium for active management, and subtracts expenses. While the assumed expected rate of return on the U.S. pension plan assets in 2010 and 2009 was 8.5% and 8.5%, respectively, the actual return experienced in our pension plan assets in the comparable periods in 2010 and 2009 was 14.0% and 17.6%, respectively. We consult with the plans' actuaries to determine a discount rate assumption for pension and other postretirement and post-employment plans that reflects the characteristics of our plans, including expected cash outflows from our plans, and utilize an analytical tool that incorporates the concept of a hypothetical yield curve.

Our pension obligations are funded in accordance with provisions of federal law. Contributions to our pension and post-employment plans in 2010 totaled $0.7 million and $1.2 million, respectively, and in 2009 totaled $2.3 million and $1.6 million, respectively. Amounts previously recorded to Pension and post employment liabilities related to the U.S. pension plan were reduced to zero and the overfunded status of $9.0 million at December 31, 2009 was recorded to Other assets—long-term. The overfunded status at December 31, 2010 was $12.2 million. Our foreign pension plans and health care and other plans continue to maintain an unfunded status as of December 31, 2010 and 2009 and are recorded in Pension and post-employment liabilities. Except for our U.S. pension plan at the end of 2010 and 2009, the accumulated benefit obligation for each of our plans exceeded the fair value of plan assets in both 2010 and 2009. As of December 31, 2010, the accumulated benefit obligation for our U.S. pension plan was $172.3 million and the fair value of plan assets was $187.9 million. We expect contributions to our pension and post-employment plans in 2011 to be approximately $1.1 million and $1.6 million, respectively.

MEMC uses appropriate valuation techniques based on the available inputs to measure the fair value of its investments. When available, MEMC measures fair value using Level 1 inputs because they generally provide the most reliable evidence of fair value. As of December 31, 2010 and 2009, the pension plan's investments in equity and fixed income securities were all valued using Level 1 inputs based on the fair value as determined by quoted market price on a daily basis.

The projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with an accumulated benefit obligation in excess of plan assets were as follows:

	Pension Plans
	2010	2009
In millions

Projected benefit obligation, end of year	$37.6	$26.9

Accumulated benefit obligation, end of year	$27.3	$25.6

Fair value of plan assets, end of year	$4.4	$3.5

We estimate that the future benefits payable for the pension and other postretirement plans are as follows:

	Pension Plans	Health Care and Other Plans
In millions

2011	$14.3	$1.6

2012	$19.7	$1.6

2013	$13.8	$1.6

2014	$14.2	$1.6

2015	$14.6	$1.6

2016-2020	$71.9	$7.8

Defined Contribution Plans

We sponsor a defined contribution plan under Section 401(k) of the Internal Revenue Code covering all U.S. salaried and hourly employees, and a defined contribution plan in Taiwan covering most salaried and hourly employees of our Taiwan subsidiary. Our costs included in our Consolidated Statements of Operations totaled $6.1 million, $5.6 million and $5.7 million for 2010, 2009 and 2008, respectively.

Other Employee-Related Liabilities

Employees of our subsidiaries in Italy and Korea are covered by an end of service entitlement that provides payment upon termination of employment. Contributions to these plans are based on statutory requirements and are not actuarially determined. The accrued liability was $23.4 million at December 31, 2010 and $25.1 million at December 31, 2009, and is included in other long-term liabilities and accrued wages and salaries on our balance sheet. The accrued liability is based on the vested benefits to which the employee is entitled assuming employee termination at the measurement date.